CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flow from operating activities
Net Income (Loss)	$ 498,700	$ 550,300	$ 501,500
Adjustments for non-cash items:
Depreciation and amortization	14,400	9,700	14,300
Impairment of assets	1,800	14,600	0
Share-based compensation	95,500	74,600	91,100
Unrealized foreign exchange (gain)/loss	89,200	4,700	(23,400)
Deferred tax (benefit)/expenses	2,700	(500)	43,200
Operating lease expense	21,800	19,400	10,800
Other	2,700	(500)	2,500
Changes in operating assets and liabilities:
Accounts receivable, net	(24,300)	93,400	(236,000)
Prepaid expenses and other assets	(136,100)	(121,900)	(177,900)
Accounts payable and other liabilities (including tax)	3,700	(49,300)	289,700
Operating lease liabilities	(15,900)	(13,400)	(12,200)
Funds payable and amount due to customers	6,999,700	5,138,400	3,571,500
Net cash provided by operating activities	7,553,900	5,719,500	4,075,100
Cash flow from investing activities
Purchase of property, plant and equipment	(19,600)	(44,100)	(13,400)
Purchase of intangible assets	(1,800)	(1,200)	(3,000)
Purchase of Available-For-Sale debt securities	(9,047,400)	(8,227,900)	(11,988,500)
Proceeds from sale and maturities of Available-For-Sale debt securities	10,807,300	7,514,700	11,823,700
Other investing activities, net	0	0	100
Net cash provided by/(used in) investing activities	1,738,500	(758,500)	(181,100)
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Repurchases of shares	(473,400)	(92,500)	(86,200)
Proceeds from issuance of shares and other equity	500	1,300	1,300
Proceeds from revolving credit facility	267,200	248,600	526,900
Repayments of revolving credit facility	(397,900)	(387,300)	(590,000)
Proceeds from debt issuance	328,700	0	0
Net cash used in financing activities	(274,900)	(229,900)	(148,000)
Effect of exchange rate fluctuations on cash and cash equivalent	718,400	89,500	25,100
Net change in cash and cash equivalents	9,735,900	4,820,600	3,771,100
Cash and cash equivalents at beginning of year	18,066,300	13,245,700	9,474,600
Cash and cash equivalents at end of year	27,802,200	18,066,300	13,245,700
Supplemental cash flow disclosure:
Cash paid for interest	(15,900)	(19,000)	(21,000)
Cash paid for income taxes, net	$ (162,500)	$ (184,400)	$ (93,100)